Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

6.Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at December 31, 2023. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below.

a)Service agreements and products

Prior to the Conversion, the Company was party to service agreements with Fresenius SE and certain of its affiliates (collectively Fresenius SE Companies) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. These related party agreements generally had a duration of 1 to 5 years and were renegotiated on an as needed basis when the agreement expired.

In connection and subsequent to the Conversion, the Company entered into service agreements with Fresenius SE and certain of its affiliates (collectively Fresenius SE Companies) to receive services, including, but not limited to: administrative and facility management services, employee benefit administration, insurance brokerage, information technology, intellectual property and certain treasury services. These related party agreements have generally been entered into for transitional periods of several months up to 2 years (in some cases with extension options). Additionally, the Company also entered into various service agreements with Fresenius SE Companies to provide services, including, but not limited to, fixed asset accounting services and IT and communications-related services for up to a year.

The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (FMCH) purchases heparin supplied by Fresenius Kabi USA, Inc. (Kabi USA), through an independent group purchasing organization (GPO). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as CSL Vifor) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as into certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd. Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €756,792 of pharmaceuticals, of which €265,932 is committed at December 31, 2023 for 2024. The terms of these agreements run up to three years. For further information regarding the Company’s interest in associates, including this equity method investment, see note 13.

Under the U.S. Centers for Medicare & Medicaid Services’ (CMS) Comprehensive ESRD Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (ESCOs) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESRD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees. Currently, these ESCOs are in their final phase and do not have a material impact on the financial results of the Company.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above-described transactions with related parties.

Service agreements and products with related parties
in € THOUS
	2023		2022		2021		December 31, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	136	40,478	361	38,010	123	38,292	10	1,778	26	2,820
Fresenius SE affiliates	3,324	87,984	5,164	83,087	5,657	100,541	589	14,299	1,168	8,585
Equity method investees	8,573	154	36,089	—	42,391	—	51,442	—	120,507	—
Total	12,033	128,616	41,614	121,097	48,171	138,833	52,041	16,077	121,701	11,405

Products
Fresenius SE	—	—	—	—	5	—	—	—	—	—
Fresenius SE affiliates	72,500	44,521	66,800	39,405	50,081	31,719	23,535	9,585	16,078	5,826
Equity method investees	—	437,288	—	463,073	—	445,714	—	67,403	—	73,563
Total	72,500	481,809	66,800	502,478	50,086	477,433	23,535	76,988	16,078	79,389
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,172 and €6,520 at December 31, 2023 and 2022, respectively.

b)Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany, and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2032. In December 2022, the Company sold a building and other assets to a Fresenius SE Company for consideration in the aggregated amount of €31,315 and subsequently leased the buildings for a period of ten years from such Fresenius SE Company beginning in December 2022.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties
in € THOUS
	2023			2022			2021
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	7,738	1,148	291	8,395	524	259	7,876	661	1,654
Fresenius SE affiliates	17,817	1,438	—	13,956	1,048	—	13,709	1,092	38
Total	25,555	2,586	291	22,351	1,572	259	21,585	1,753	1,692
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2023		December 31, 2022
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	29,214	29,017	38,688	39,626
Fresenius SE affiliates	102,029	104,558	112,684	114,077
Total	131,243	133,575	151,372	153,703

c)Financing

The Company received short-term financing from and provided short-term financing to Fresenius SE in previous periods. In February 2023, the Company ended its participation in Fresenius SE’s cash management system, which was previously utilized for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2023 the Company did not have accounts receivable from Fresenius SE related to short-term financing, while at December 31, 2022, the Company had such accounts receivable from Fresenius SE in the amount of €1,477. Additionally, the Company had outstanding accounts payable related to a cash pooling program with certain equity-method investments. As of December 31, 2023 and December 31, 2022, the Company had €26,875 and €20,246, respectively, of accounts payable related to this program. The interest rates for these cash management arrangements were set on a daily basis and were based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009 and November 28, 2013, the Company borrowed €1,500 and €1,500, respectively, from the General Partner. The loan repayments were extended periodically and combined into a single borrowing during 2022 with an interest rate of 1.3348% until the effectiveness of the Conversion on November 30, 2023, at which time the loan was repaid.

The Company and Fresenius SE terminated the uncommitted revolving credit facility upon the Conversion. For further information on this loan agreement, see note 16.

At December 31, 2022, the Company borrowed from Fresenius SE in the amount of €1,000 at an interest rate of 2.468%. For further information on this loan agreement, see note 16.

d)Key management personnel

Due to the Company’s legal form of a German partnership limited by shares until the effectiveness of the Conversion, the General Partner held a key management position within the Company. In addition, as key management personnel, members of the management board of Management AG and the Supervisory Board, as well as their close relatives, were considered related parties. Upon effectiveness of the Conversion, the General Partner exited the Company and is no longer entitled to reimbursement of the remuneration of its board members (other than outstanding amounts, if any, for service prior to the effective date of the Conversion). The members of the Supervisory Board and the newly established Management Board, as key management personnel, as well as their close relatives, will be considered related parties of the Company. Also upon effectiveness of the Conversion, the existing service agreements between the General Partner and the members of the management board of Management AG were transferred to FME AG. The Company’s unfunded pension plan in Germany also comprises the benefit obligations of former board members of Management AG as well as of active board members which were appointed to the Management Board before January 1, 2019 in the amount of €62,426. The plan, which is funded by insurance contracts, comprises the benefit obligations of active board members which were appointed to the Management Board after January 1, 2019 in the amount of €3,053. The long-term incentive plans of Management AG applying to members of the management board of Management AG (including former members) established before the Conversion were accordingly adopted by the Supervisory Board of FME AG as compensation plans of the Company. For further information regarding the Conversion, see note 1.

Prior to the Conversion, the Company’s Articles of Association provided that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the management board of Management AG. The aggregate amount reimbursed to the General Partner was €31,361, €23,632 and €30,212, respectively, for its management services during 2023, 2022 and 2021 and included an annual fee of €110, €120 and €120, respectively, as compensation for assuming liability as general partner. The annual fee was set at 4% of the amount of the General Partner’s share capital (€3,000 as of the date of the Conversion). As of December 31, 2023 and December 31, 2022, the Company had accounts receivable from the General Partner in the amount of €89,723 and €816, respectively. As of December 31, 2023 and December 31, 2022, the Company had accounts payable to the General Partner in the amount of €3,141 and €27,289, respectively.

For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 31.